Nature of Business	3 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business
Riley Exploration – Permian, LLC ("Riley Permian", "the Company", "we", "our", or "us") is a growth-oriented, independent oil and natural gas company focused on rapidly growing our conventional reserves, production and cash flow through the acquisition, exploration, development and production of oil, natural gas and natural gas liquids ("NGLs") in the Permian Basin. Our activities are primarily focused on the San Andres Formation, a shelf margin deposit on the Central Basin Platform and Northwest Shelf. The Company was formed to focus on opportunities (i) with favorable reservoir and geological characteristics primarily for oil development, (ii) that offer large contiguous acreage positions with significant untapped potential in terms of ultimate recoverable reserves and (iii) with a high degree of operational control. Our acreage is primarily located on large, contiguous blocks in Yoakum County, Texas and Lea, Roosevelt, and Chaves Counties, New Mexico.
Current Commodity Environment
During 2020, a novel strain of coronavirus, SARS-CoV-2, causing a disease referred to as COVID-19, spread quickly across the globe. Federal, state and local governments mobilized to implement containment mechanisms and minimize impacts to their populations and economies. Various containment measures, which included the quarantining of cities, regions and countries, have resulted in a severe drop in general economic activity and a resulting decrease in energy demand.
Currently, oil and natural gas operations are considered essential in the State of Texas and New Mexico, and the Company has not had any significant disruptions in operations.
This outbreak and the related responses of governmental authorities and others to limit the spread of the virus significantly reduced global economic activity, resulting in a significant decline in the demand for oil and other commodities. These factors caused a swift and material deterioration in commodity prices for a majority of 2020. However, near the end of 2020, oil prices steadily increased but are expected to continue to be volatile as these events evolve. The Company cannot estimate the full length or gravity of the future impacts at this time and if there is another significant decline in oil price, it could have a material adverse effect on the Company’s results of operations, financial position, liquidity and the value of oil and natural gas reserves.
CARES Act and Consolidated Appropriations Act
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"), and on December 27, 2020, President Trump signed into law the Consolidated Appropriations Act. These Acts are meant to provide fast and direct economic assistance for American workers, families, and small businesses, and preserve jobs for American industries. The Company evaluated the outlook of its future operations, current financial position and liquidity and determined not to take the relief provided by the CARES Act and the Consolidated Appropriations Act.